Accumulated Other Comprehensive Income (Loss)	6 Months Ended
Jun. 30, 2018
Accumulated Other Comprehensive Income (Loss) [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

NOTE 10:- ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The following table summarizes the changes in accumulated balances of other comprehensive income (loss):

	Unrealized loss on marketable securities	Unrealized gain (loss) on cash flow hedges	Foreign currency translation adjustment	Total
	Unaudited
Six months ended June 30, 2018:

Beginning balance	$(30)	$45	$286	$301
Other comprehensive income (loss) before reclassifications	(113)	(121)	(6)	(240)
Amounts reclassified from accumulated other comprehensive income (loss)	-	24	-	24
Net current period other comprehensive loss	(113)	(97)	(6)	(216)
Ending Balance	$(143)	$(52)	$280	$85